Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues and adjusted segment income by reportable segment
Total revenues	$ 2,917,530	$ 2,898,441	$ 2,829,986	$ 2,738,133	$ 2,629,075	$ 2,618,886	$ 2,556,599	$ 2,390,036	$ 11,384,090	$ 10,194,596	$ 8,969,523
Floor plan interest expense									27,774	33,336	33,931
Other interest expense									44,619	48,903	55,085
Debt discount amortization									1,718	8,637	13,043
Depreciation									48,648	46,071	51,338
Equity in earnings of affiliates									25,451	20,569	13,808
Adjusted segment income (loss)									247,475	185,511	111,772
Retail [Member]
Revenues and adjusted segment income by reportable segment
Total revenues									11,384,090	10,194,596	8,969,523
Floor plan interest expense									27,774	33,336	33,931
Other interest expense									44,619	48,903	55,085
Debt discount amortization									1,718	8,637	13,043
Depreciation									48,648	46,071	51,338
Equity in earnings of affiliates									2,196	2,577	2,617
Adjusted segment income (loss)									224,220	167,519	100,581
PAG Investments [Member]
Revenues and adjusted segment income by reportable segment
Equity in earnings of affiliates									23,255	17,992	11,191
Adjusted segment income (loss)									$ 23,255	$ 17,992	$ 11,191